Fair Value - Schedule of Valuation Methodology and Significant Unobservable Inputs (Details) - Level 3	Jun. 30, 2025 USD ($)
Discounted Cash Flow Model | Weighted Average Cost of Capital | Technical License
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant other unobservable input, Identifiable intangible assets / Earnout Shares	0.28
Discounted Cash Flow Model | Weighted Average Cost of Capital | Trademark
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant other unobservable input, Identifiable intangible assets / Earnout Shares	0.27
Discounted Cash Flow Model | Long-term Revenue Growth Rate | Technical License
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant other unobservable input, Identifiable intangible assets / Earnout Shares	0.03
Discounted Cash Flow Model | Long-term Revenue Growth Rate | Trademark
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant other unobservable input, Identifiable intangible assets / Earnout Shares	0.03
Discounted Cash Flow Model | Long-term After-tax Royalty Payment | Trademark
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant other unobservable input, Identifiable intangible assets / Earnout Shares	125,000
Discounted Cash Flow Model | Long-term After-tax Net Operating Profit Margin | Technical License
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant other unobservable input, Identifiable intangible assets / Earnout Shares	0.11
Monte Carlo Simulation | Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant other unobservable input, Identifiable intangible assets / Earnout Shares	3.06
Monte Carlo Simulation | Stock Price Annual Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant other unobservable input, Identifiable intangible assets / Earnout Shares	0.33